BUSINESS COMBINATION AND GOODWILL (Details Narrative) - JPY (¥) ¥ in Thousands				12 Months Ended
	Oct. 20, 2023	Sep. 14, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 15, 2023	Sep. 13, 2022	Apr. 27, 2022
SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
Ownership percent			100.00%
SYLA Brain Co., Ltd. [Member]
Business Acquisition [Line Items]
Ownership percent				67.00%			5.00%
SYLA Biotech Co., Ltd. [Member]
Business Acquisition [Line Items]
Purchase consideration		¥ 10,000
Ownership percent		60.00%			40.00%	50.00%
Purchase consideration		599
Cash consideration		¥ 5,990
SYLA Biotech Co., Ltd. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percent		60.00%
ETP Inc [Member]
Business Acquisition [Line Items]
Purchase consideration	¥ 5,800
SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
Purchase consideration			¥ 610,000
SYLA Brain Co., Ltd. [Member]
Business Acquisition [Line Items]
Purchase consideration				¥ 469,001
Cash consideration				210,000
Consideration				¥ 259,001
Shares issued				5,389